Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Components Of Income Tax Expense Benefit [Line Items]
Current			$ 17,121	$ 22,528
Deferred		$ 14,234	(2,474)	23,566
Total income tax expense		$ 14,234	$ 14,647	$ 46,094
Predecessor
Components Of Income Tax Expense Benefit [Line Items]
Current	$ 914
Deferred	8
Total income tax expense	$ 922